Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Return Stacked(R) Bonds & Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Bonds & Managed Futures ETF
Class Name	Return Stacked Bonds & Managed Futures ETF
Trading Symbol	RSBT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked Bonds & Managed Futures ETF (the "Fund") for the period January 31, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.returnstackedetfs.com. You can also request this information by contacting us at (844) 737-3001 or by sending an email request to info@returnstackedetfs.com.
Additional Information Phone Number	(844) 737-3001
Additional Information Email	info@returnstackedetfs.com
Additional Information Website	https://www.returnstackedetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Managed Futures ETF	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Net Assets	$ 90,987,000
Holdings Count | Holdings	28
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$90,987
Number of Holdings	28
Portfolio Turnover	41%

Holdings [Text Block]

Security Type (% of net assets)

Other Financial Instruments Security Type
(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments, cash and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

Top Ten Holdings	(% of net assets)
iShares Core U.S. Aggregate Bond ETF	49.7
U.S. Treasury 5 Year Note Futures Contracts	0.5
Natural Gas Futures Contracts	0.2
U.S. Treasury Long Bonds Futures Contracts	0.1
FTSE 100 Index Futures Contracts	0.1
S&P/Toronto Stock Exchange 60 Index Futures Contracts	0.1
Gold Futures Contracts	0.1
Long Gilt Futures Contracts	0.0
Crude Oil Futures Contracts	0.0
Euro/US Dollar Cross Currency Rate Futures Contracts	0.0

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Return Stacked Global Stocks & Bonds ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Global Stocks & Bonds ETF
Class Name	Return Stacked Global Stocks & Bonds ETF
Trading Symbol	RSSB
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked Global Stocks & Bonds ETF (the "Fund") for the period January 31, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.returnstackedetfs.com. You can also request this information by contacting us at (844) 737-3001 or by sending an email request to info@returnstackedetfs.com.
Additional Information Phone Number	(844) 737-3001
Additional Information Email	info@returnstackedetfs.com
Additional Information Website	https://www.returnstackedetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Global Stocks & Bonds ETF	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Net Assets	$ 178,102,000
Holdings Count | Holdings	8
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$178,102
Number of Holdings	8
Portfolio Turnover	3%

Holdings [Text Block]

Security Type (% of net assets)

Other Financial Instruments Security Type
(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

Top Holdings	(% of net assets)
Vanguard Total Stock Market ETF	53.9
Vanguard Total International Stock ETF	34.9
U.S. Treasury Long Bonds Futures Contracts	0.5
U.S. Treasury 10 Year Notes Futures Contracts	0.5
U.S. Treasury 5 Year Note Futures Contracts	0.3
U.S. Treasury 2 Year Notes Futures Contracts	0.2
S&P 500 Index Futures Contracts	0.1

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Return Stacked(R) U.S. Stocks & Futures Yield ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked U.S. Stocks & Futures Yield ETF
Class Name	Return Stacked U.S. Stocks & Futures Yield ETF
Trading Symbol	RSSY
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked U.S. Stocks & Futures Yield ETF (the "Fund") for the period May 28, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.returnstackedetfs.com. You can also request this information by contacting us at (844) 737-3001 or by sending an email request to info@returnstackedetfs.com.
Additional Information Phone Number	(844) 737-3001
Additional Information Email	info@returnstackedetfs.com
Additional Information Website	https://www.returnstackedetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Futures Yield ETF	$17	0.95%

The Fund commenced operations on May 28, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.95%
Net Assets	$ 148,634,000
Holdings Count | Holdings	28
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$148,634
Number of Holdings	28
Portfolio Turnover	14%

Holdings [Text Block]

Security Type (% of net assets)

Other Financial Instruments Security Type
(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

Top Ten Holdings	(% of net assets)
iShares Core S&P 500 ETF	75.5
Long Gilt Futures Contracts	1.0
Canadian Dollar/US Dollar Cross Currency Rate Futures Contracts	0.4
Natural Gas Futures Contracts	0.2
Copper Futures Contracts	0.1
Brent Crude Oil Futures Contracts	0.1
S&P 500 Index Futures Contracts	0.1
Low Sulphur Gas Oil Futures Contracts	0.0
S&P/Toronto Stock Exchange 60 Index Futures Contracts	0.0
Euro STOXX 50 Quanto Index Futures Contracts	0.0

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Return Stacked(R) U.S. Stocks & Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked U.S. Stocks & Managed Futures ETF
Class Name	Return Stacked U.S. Stocks & Managed Futures ETF
Trading Symbol	RSST
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked U.S. Stocks & Managed Futures ETF (the "Fund") for the period January 31, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.returnstackedetfs.com. You can also request this information by contacting us at (844) 737-3001 or by sending an email request to info@returnstackedetfs.com.
Additional Information Phone Number	(844) 737-3001
Additional Information Email	info@returnstackedetfs.com
Additional Information Website	https://www.returnstackedetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Managed Futures ETF	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 195,861,000
Holdings Count | Holdings	28
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$195,861
Number of Holdings	28
Portfolio Turnover	54%

Holdings [Text Block]

Security Type (% of net assets)

Other Financial Instruments Security Type
(% of net assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

Top Ten Holdings	(% of net assets)
iShares Core S&P 500 ETF	74.3
U.S. Treasury 5 Year Note Futures Contracts	0.3
Natural Gas Futures Contracts	0.1
FTSE 100 Index Futures Contracts	0.1
S&P/Toronto Stock Exchange 60 Index Futures Contracts	0.1
Gold Futures Contracts	0.1
Long Gilt Futures Contracts	0.0
Crude Oil Futures Contracts	0.0
Euro/US Dollar Cross Currency Rate Futures Contracts	0.0
U.S. Treasury Long Bonds Futures Contracts	0.0

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.